UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-5349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 S. Wacker Dr., Chicago, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. One New York Plaza New York, New York 10004	Copies to: Jack W. Murphy, Esq. Dechert LLP 1775 I Street, NW Washington, DC 20006

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	August 31,

Date of reporting period:	May 31, 2007

Item 1. Schedule of Investments.

GOLDMAN SACHS LARGE CAP VALUE FUND

Schedule of Investments

May 31, 2007 (Unaudited)

Shares	Description	Value
Common Stocks — 97.1%
Aerospace & Defense — 3.4%
305,996	The Boeing Co.	$30,780,138
766,464	United Technologies Corp.	54,074,035

		84,854,173

Air Freight & Logistics — 0.5%
167,264	United Parcel Service, Inc. Class B	12,037,990

Auto Components — 0.9%
200,211	Johnson Controls, Inc.	21,963,147

Biotechnology — 0.7%
314,668	Amgen, Inc.*	17,725,248

Capital Markets — 2.0%
301,628	Lehman Brothers Holdings, Inc.	22,133,463
301,403	Merrill Lynch & Co., Inc.	27,949,100

		50,082,563

Chemicals — 0.7%
354,207	E.I. du Pont de Nemours & Co.	18,532,110

Commercial Banks — 6.9%
864,777	KeyCorp	30,794,709
531,311	Regions Financial Corp.	18,951,863
1,520,139	Wachovia Corp.	82,376,333
1,077,437	Wells Fargo & Co.	38,884,701

		171,007,606

Commercial Services & Supplies — 1.9%
1,220,047	Waste Management, Inc.	47,179,218

Computers & Peripherals — 3.8%
1,510,299	Hewlett-Packard Co.	69,035,767
1,298,760	Seagate Technology	26,741,469

		95,777,236

Diversified Financial Services — 8.0%
969,099	Bank of America Corp.	49,143,010
1,901,895	Citigroup, Inc.	103,634,259
917,003	JPMorgan Chase & Co.	47,528,265

		200,305,534

Diversified Telecommunication Services — 5.7%
3,428,922	AT&T, Inc.	141,751,635

Electric Utilities — 6.3%
845,178	Entergy Corp.	95,420,596
350,271	Exelon Corp.	27,321,138
482,312	FirstEnergy Corp.	33,390,460

		156,132,194

Electronic Equipment & Instruments — 1.1%
482,115	Thermo Fisher Scientific, Inc.*	26,323,479

Shares	Description	Value
Common Stocks — (continued)
Energy Equipment & Services — 1.5%
221,379	Baker Hughes, Inc.	$18,259,340
331,489	Weatherford International Ltd.*	18,013,112

		36,272,452

Food & Staples Retailing — 2.1%
1,080,110	SUPERVALU, Inc.	51,456,440

Health Care Equipment & Supplies — 2.2%
956,715	Baxter International, Inc.	54,379,681

Health Care Providers & Services — 1.2%
364,047	WellPoint, Inc.*	29,637,066

Hotels, Restaurants & Leisure — 2.7%
1,354,842	McDonald’s Corp.	68,487,263

Household Durables — 1.3%
1,044,786	Newell Rubbermaid, Inc.	33,182,403

Household Products — 1.9%
733,011	Procter & Gamble Co.	46,582,849

Industrial Conglomerates — 2.3%
1,549,656	General Electric Co.	58,236,072

Insurance — 5.3%
587,393	American International Group, Inc.	42,492,009
289,869	Everest Re Group Ltd.	31,082,653
238,931	PartnerRe Ltd.(a)	18,349,901
165,042	Prudential Financial, Inc.	16,837,585
294,188	XL Capital Ltd.*	23,993,973

		132,756,121

Machinery — 0.8%
255,816	Caterpillar, Inc.	20,102,021

Media — 2.4%
2,740,186	Time Warner, Inc.	58,557,775

Metals & Mining — 1.6%
168,864	Freeport-McMoRan Copper & Gold, Inc.	13,289,597
226,299	United States Steel Corp.	25,607,995

		38,897,592

Oil, Gas & Consumable Fuels — 15.0%
1,094,822	Devon Energy Corp.	84,060,433
638,957	EOG Resources, Inc.	49,135,794
1,444,378	Exxon Mobil Corp.	120,128,918
2,117,029	The Williams Companies, Inc.	67,236,841
924,874	XTO Energy, Inc.	53,651,941

		374,213,927

Paper & Forest Products — 1.0%
624,782	International Paper Co.	24,472,711

GOLDMAN SACHS LARGE CAP VALUE FUND

Schedule of Investments (continued)

May 31, 2007 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Pharmaceuticals — 1.8%
792,046	Wyeth	$45,811,941

Real Estate Investment Trusts — 1.6%
543,118	Apartment Investment & Management Co.	29,800,885
85,155	Vornado Realty Trust	10,304,606

		40,105,491

Software — 1.5%
1,880,249	Activision, Inc.*	37,210,128

Thrifts & Mortgage Finance — 2.9%
408,322	Freddie Mac	27,271,827
1,028,185	Washington Mutual, Inc.	44,952,248

		72,224,075

Tobacco — 1.5%
516,552	Altria Group, Inc.	36,726,847

Wireless Telecommunication Services — 4.6%
4,988,416	Sprint Nextel Corp.	113,985,306

TOTAL COMMON STOCKS		$2,416,970,294

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement(b) — 2.8%
Joint Repurchase Agreement Account II
$69,900,000	5.314%	06/01/07	$69,900,000
Maturity Value: $69,910,318

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL			$2,486,870,294

Shares	Interest Rate		Value
Securities Lending Collateral — 0.3%
Boston Global Investment Trust — Enhanced Portfolio
6,240,000	5.273%		$6,240,000

TOTAL INVESTMENTS — 100.2%			$2,493,110,294

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%			(6,192,257)

NET ASSETS — 100.0%			$2,486,918,037

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) All or a portion of security is on loan.

(b) Joint repurchase agreement was entered into on May 31, 2007. Additional information appears in the Notes to the Schedule of Investments section.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS LARGE CAP VALUE FUND

Schedule of Investments (continued)

May 31, 2007 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At May 31, 2007, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$2,190,080,390

Gross unrealized gain	319,090,838
Gross unrealized loss	(16,060,934)

Net unrealized security gain	$303,029,904

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS GROWTH AND INCOME FUND

Schedule of Investments

May 31, 2007 (Unaudited)

Shares	Description	Value
Common Stocks — 98.3%
Aerospace & Defense — 2.7%
155,195	The Boeing Co.	$15,611,065
378,597	United Technologies Corp.	26,710,018

		42,321,083

Air Freight & Logistics — 0.6%
125,000	United Parcel Service, Inc.
	Class B	8,996,250

Auto Components — 0.8%
198,523	Autoliv, Inc.	11,851,823

Beverages — 0.5%
144,800	The Coca-Cola Co.	7,672,952

Capital Markets — 3.2%
88,130	AllianceBernstein Holding LP	8,055,963
97,793	Lehman Brothers Holdings, Inc.	7,176,050
194,817	Merrill Lynch & Co., Inc.	18,065,381
197,339	Morgan Stanley	16,781,709

		50,079,103

Chemicals — 1.4%
97,400	Air Products & Chemicals, Inc.	7,596,226
287,045	E.I. du Pont de Nemours & Co.	15,018,194

		22,614,420

Commercial Banks — 7.8%
209,642	First Horizon National
	Corp.(a)	8,446,476
600,278	KeyCorp	21,375,900
332,557	Regions Financial Corp.	11,862,308
956,957	Wachovia Corp.	51,857,500
814,390	Wells Fargo & Co.	29,391,335

		122,933,519

Commercial Services & Supplies — 1.9%
766,168	Waste Management, Inc.	29,627,717

Communications Equipment — 0.9%
540,531	Cisco Systems, Inc.*	14,551,095

Computers & Peripherals — 2.4%
841,491	Hewlett-Packard Co.	38,464,554

Diversified Financial Services — 8.5%
745,120	Bank of America Corp.	37,785,035
1,128,625	Citigroup, Inc.	61,498,777
651,658	JPMorgan Chase & Co.	33,775,434

		133,059,246

Diversified Telecommunication Services — 5.5%
2,090,478	AT&T, Inc.	86,420,360

Electric Utilities — 6.9%
150,142	Edison International	8,748,774

Shares	Description	Value
Common Stocks — (continued)
Electric Utilities — (continued)
490,003	Entergy Corp.	$55,321,339
217,654	Exelon Corp.	16,977,012
143,956	FirstEnergy Corp.	9,966,074
396,611	PPL Corp.	18,228,241

		109,241,440

Electronic Equipment & Instruments — 1.0%
301,561	Thermo Fisher Scientific,
	Inc.*	16,465,231

Food & Staples Retailing — 0.6%
195,499	SUPERVALU, Inc.	9,313,572

Food Products — 1.5%
204,600	Archer-Daniels-Midland Co.	7,169,184
576,992	Unilever NV	17,194,362

		24,363,546

Gas Utilities — 0.5%
149,700	Equitable Resources, Inc.	7,787,394

Health Care Equipment & Supplies — 2.0%
430,009	Baxter International, Inc.	24,441,712
142,638	Medtronic, Inc.	7,584,062

		32,025,774

Hotels, Restaurants & Leisure — 2.8%
872,709	McDonald’s Corp.	44,115,440

Household Durables — 1.4%
687,677	Newell Rubbermaid, Inc.	21,840,622

Household Products — 2.3%
484,712	Procter & Gamble Co.	30,803,448
83,393	The Clorox Co.	5,599,006

		36,402,454

Industrial Conglomerates — 2.6%
1,081,319	General Electric Co.	40,635,968

Insurance — 4.3%
226,709	American International Group,
	Inc.	16,400,129
213,900	PartnerRe Ltd.(a)	16,427,520
163,910	The Allstate Corp.	10,080,465
111,012	The Hartford Financial Services
	Group, Inc.	11,453,108
169,668	XL Capital Ltd.	13,838,122

		68,199,344

Machinery — 0.8%
159,400	Caterpillar, Inc.	12,525,652

Media — 2.0%
1,438,503	Time Warner, Inc.	30,740,809

GOLDMAN SACHS GROWTH AND INCOME FUND

Schedule of Investments (continued)

May 31, 2007 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Metals & Mining — 1.1%
54,700	Freeport-McMoRan Copper & Gold, Inc.	$4,304,890
115,600	United States Steel Corp.	13,081,296

		17,386,186

Oil, Gas & Consumable Fuels — 15.3%
391,504	Devon Energy Corp.	30,059,677
298,858	Energy Transfer Partners LP	18,290,110
688,682	Enterprise Products Partners LP	21,569,520
204,937	EOG Resources, Inc.	15,759,655
889,432	Exxon Mobil Corp.	73,974,059
337,488	Magellan Midstream Partners LP	15,649,319
34,300	Marathon Oil Corp.	4,246,683
809,440	The Williams Companies, Inc.	25,707,814
363,316	Williams Partners LP	17,700,756
308,700	XTO Energy, Inc.	17,907,687

		240,865,280

Paper & Forest Products — 1.0%
391,455	International Paper Co.	15,333,292

Pharmaceuticals — 3.4%
876,610	Pfizer, Inc.	24,098,009
507,484	Wyeth	29,352,874

		53,450,883

Real Estate Investment Trusts — 2.8%
273,910	Apartment Investment & Management Co.	15,029,442
497,651	CapitalSource, Inc.(a)	13,088,221
46,187	Developers Diversified Realty Corp.	2,847,429
62,812	iStar Financial, Inc.	3,016,860
193,600	Mack-Cali Realty Corp.	9,348,944

		43,330,896

Software — 1.1%
878,527	Activision, Inc.*	17,386,049

Thrifts & Mortgage Finance — 3.3%
274,946	Countrywide Financial Corp.(a)	10,706,397
195,962	Freddie Mac	13,088,302
629,305	Washington Mutual, Inc.	27,513,215

		51,307,914

Tobacco — 1.5%
332,062	Altria Group, Inc.	23,609,608

Wireless Telecommunication Services — 3.9%
2,659,350	Sprint Nextel Corp.	60,766,147

TOTAL COMMON STOCKS		$1,545,685,623

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement(b) — 1.3%
Joint Repurchase Agreement Account II
$20,700,000	5.314%	06/01/07	$20,700,000
Maturity Value: $20,703,056

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL			$1,566,385,623

Shares	Interest Rate	Value
Securities Lending Collateral — 1.7%
Boston Global Investment Trust — Enhanced Portfolio
26,035,150	5.273%	$26,035,150

TOTAL INVESTMENTS — 101.3%		$1,592,420,773

LIABILITIES IN EXCESS OF OTHER ASSETS — (1.3)%		(20,715,869)

NET ASSETS — 100.0%		$1,571,704,904

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) All or a portion of security is on loan.

(b) Joint repurchase agreement was entered into on May 31, 2007. Additional information appears in the Notes to the Schedule of Investments section.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS GROWTH AND INCOME FUND

Schedule of Investments (continued)

May 31, 2007 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At May 31, 2007, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$1,314,673,700

Gross unrealized gain	281,722,427
Gross unrealized loss	(3,975,354)

Net unrealized security gain	$277,747,073

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS MID CAP VALUE FUND

Schedule of Investments

May 31, 2007 (Unaudited)

Shares	Description	Value
Common Stocks — 99.0%
Aerospace & Defense — 2.2%
765,877	Alliant Techsystems, Inc.*	$77,353,577
1,533,498	Rockwell Collins, Inc.	108,372,304

		185,725,881

Auto Components — 2.8%
970,012	Autoliv, Inc.	57,909,716
1,058,681	Johnson Controls, Inc.	116,137,306
702,573	Tenneco, Inc.*	22,910,906
1,086,356	The Goodyear Tire &
	Rubber Co.*	38,533,047

		235,490,975

Beverages — 0.5%
903,162	Coca-Cola Enterprises, Inc.	21,088,833
604,433	Pepsi Bottling Group, Inc.	21,149,110

		42,237,943

Building Products — 1.5%
931,619	American Standard
	Companies, Inc.	55,692,184
181,181	D.R. Horton, Inc.	4,234,200
1,144,947	Lennar Corp.(a)	52,266,830
660,156	Lennox International, Inc.(a)	22,610,343

		134,803,557

Capital Markets — 3.8%
970,906	E*Trade Financial Corp.*	23,253,199
556,621	Lazard Ltd.	29,990,739
1,756,474	Northern Trust Corp.	114,311,328
768,324	Nuveen Investments, Inc.	42,150,255
770,146	The Bear Stearns
	Companies, Inc.(a)	115,491,094

		325,196,615

Chemicals — 3.6%
1,377,705	Agrium, Inc.	53,220,744
786,425	Air Products & Chemicals, Inc.	61,333,286
1,848,746	Airgas, Inc.	78,830,529
540,799	Albemarle Corp.	21,978,071
1,838,499	Celancae Corp.	66,902,979
3,351,337	Chemtura Corp.	36,496,060

		318,761,669

Commercial Banks — 5.1%
276,816	City National Corp.	21,436,631
1,093,457	Commerce Bancshares, Inc.	51,611,170
1,029,031	First Horizon National Corp.(a)	41,459,659
4,705,245	KeyCorp	167,553,775
605,056	M&T Bank Corp.	66,816,334
994,795	Zions Bancorp	80,041,206

		428,918,775

Shares	Description	Value
Common Stocks — (continued)
Commercial Services & Supplies — 2.9%
9,808,258	Allied Waste Industries, Inc.(a)	$132,019,153
1,068,499	ChoicePoint, Inc.*	46,864,366
2,112,100	Republic Services, Inc.	63,954,388

		242,837,907

Computers & Peripherals — 1.4%
5,815,307	Seagate Technology	119,737,171

Containers & Packaging — 0.4%
1,290,372	Packaging Corp.
	of America	33,369,020

Diversified Consumer Services — 1.2%
4,459,436	H&R Block, Inc.	105,644,039

Diversified Financial Services — 1.2%
1,660,990	CIT Group, Inc.	99,543,131

Diversified Telecommunication Services — 2.0%
5,595,781	Cincinnati Bell, Inc.*	32,623,403
2,099,625	Embanq Corp.	134,921,903

		167,545,306

Electric Utilities — 12.0%
1,118,402	American Electric Power
	Co., Inc.	53,269,487
4,567,863	DPL, Inc.(a)	139,365,500
3,650,416	Edison International	212,709,740
2,450,366	Entergy Corp.	276,646,322
1,441,307	First Energy Corp.	99,781,684
1,355,181	Northeast Utilities	41,211,054
4,133,203	PPL Corp.	189,962,010
336,304	Sierra Pacific Resources*	6,376,324

		1,019,322,121

Electrical Equipment — 1.3%
2,006,300	Cooper Industries Ltd.	107,497,554

Electronic Equipment & Instruments — 1.8%
4,320,773	Amphenol Corp.	154,597,258

Energy Equipment & Services — 2.3%
1,145,657	Smith International, Inc.	63,595,420
1,126,296	W-H Energy Services, Inc.*	71,857,685
1,158,866	Weatherford International Ltd.*	62,972,778

		198,425,883

Food & Staples Retailing — 2.9%
1,805,857	Safeway, Inc.	62,265,949
3,907,737	SUPERVALU, Inc.	186,164,591

		248,430,540

Food Products — 0.3%
903,746	Smithfield Foods, Inc.*	29,046,396

Gas Utilities — 0.4%
843,328	AGL Resources, Inc.	35,976,372

GOLDMAN SACHS MID CAP VALUE FUND

Schedule of Investments (continued)

May 31, 2007 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Health Care Providers & Services — 1.1%
679,021	Coventry Health Care, Inc.*	$40,517,183
873,012	Health Net, Inc.*	49,831,525

		90,348,708

Health Care Technology — 1.3%
3,310,309	IMS Health, Inc.	108,247,104

Hotels, Restaurants & Leisure — 0.5%
875,954	Boyd Gaming Corp.	43,832,738

Household Durables — 1.5%
3,890,178	Newell Rubbermaid, Inc.	123,552,053

Household Products — 1.5%
1,919,114	The Clorox Co.	128,849,314

Independent Power Producers & Energy Traders — 0.3%
268,136	Constellation Energy
	Group, Inc.	24,606,841

Insurance — 6.1%
2,005,279	AMBAC Financial Group, Inc.(a)	179,693,051
1,059,875	Assurant, Inc.	63,009,569
1,031,744	Everest Re Group Ltd.	110,633,909
1,138,476	PartnerRe Ltd.	87,434,957
634,768	RenaissanceRe Holdings
	Ltd. Series B	37,254,534
1,570,925	UnumProvident Corp.(a)	41,692,349

		519,718,369

IT Services — 1.2%
8,157,905	BearingPoint, Inc.*(a)	60,286,918
979,567	CheckFree Corp.*	38,448,005

		98,734,923

Life Sciences Tools & Services — 0.8%
2,535,018	PerkinElmer, Inc.	67,203,327

Machinery — 0.5%
793,907	JoyGlobal, Inc.	44,958,053

Media — 0.7%
15,645,558	Charter Communications, Inc.*(a)	62,738,688

Metals & Mining — 2.2%
2,223,402	Commercial Metals Co.	78,152,580
441,270	Steel Dynamics, Inc.	20,695,563
774,068	United States Steel Corp.	87,593,535

		186,441,678

Multi-Utilities — 3.3%
1,380,823	CMS Energy Corp.(a)	25,200,020
3,662,015	PG&E Corp.	180,390,859
231,019	SCANA Corp.	9,792,895
1,357,206	Wisconsin Energy Corp.	65,729,487

		281,113,261

Shares	Description	Value
Common Stocks — (continued)
Oil, Gas & Consumable Fuels — 10.0%
2,268,905	EOG Resources, Inc.	$174,478,794
8,351,209	Range Resources Corp.(b)	323,525,837
6,337,491	The Williams Companies, Inc.	201,278,714
2,447,775	Ultra Petroleum Corp.*	150,244,430

		849,527,775

Paper & Forest Products — 0.8%
1,918,077	MeadWestvaco Corp.	67,132,695

Real Estate Investment Trust — 7.5%
2,161,100	Apartment Investment &
	Management Co.	118,579,557
1,840,004	Brandywine Realty Trust(a)	58,530,527
619,101	Developers Diversified
	Realty Corp.	38,167,577
755,120	Equity Residential
	Properties Trust(a)	38,261,930
1,460,710	Highwoods Properties, Inc.	64,037,526
189,662	Home Properties of New York, Inc.(a)	10,924,531
420,125	iStar Financial, Inc.	20,178,604
1,546,740	Liberty Property Trust	72,573,041
1,392,152	Mack-Cali Realty Corp.	67,227,020
1,524,397	Pennsylvania Real Estate
	Investment Trust(a)	72,454,590
651,702	Vornado Realty Trust	78,862,459

		639,797,362

Road & Rail — 1.7%
711,040	Avis Budget Group, Inc.*	21,508,960
701,455	Landstar System, Inc.	34,132,800
918,185	Norfolk Southern Corp.	53,144,548
392,514	Ryder System, Inc.	21,164,355
215,037	Teekay Shipping Corp.(a)	13,087,152

		143,037,815

Semiconductors & Semiconductor Equipment — 1.5%
3,602,677	LSI Logic Corp.*(a)	31,271,237
762,596	National Semiconductor Corp.	20,529,084
1,641,858	Tessera Technologies, Inc.*	74,655,283

		126,455,604

Software — 1.6%
6,867,123	Activision, Inc.*	135,900,364

Specialty Retail — 0.9%
1,106,608	Ross Stores, Inc.	36,341,007
1,105,424	Williams-Sonoma, Inc.(a)	37,462,819

		73,803,826

Thrifts & Mortgage Finance — 2.8%
2,776,576	Hudson City Bancorp, Inc.(a)	36,623,037
586,665	MGIC Investment Corp.(a)	38,133,225
328,292	Radian Group, Inc.	20,321,275
732,209	The PMI Group, Inc.(a)	36,200,413

GOLDMAN SACHS MID CAP VALUE FUND

Schedule of Investments (continued)

May 31, 2007 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Thrifts & Mortgage Finance — (continued)
2,429,590	Webster Financial Corp.	$109,307,254

		240,585,204

Tobacco — 0.8%
373,021	Lowes Corp. — Carolina Group	29,002,383
636,996	Reynolds American, Inc.(a)	41,430,220

		70,432,603

Wireless Telecommunication Services — 0.5%
1,250,675	Metropes Communications, Inc.*	44,599,071

TOTAL COMMON STOCKS		$8,404,726,389

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement(c) — 1.1%
Joint Repurchase Agreement Account II
$94,700,000	5.314%	06/01/07	$94,700,000
Maturity Value: $94,713,979

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL			$8,499,426,389

Shares	Interest Rate		Value
Securities Lending Collateral — 3.8%
Boston Global Investment Trust — Enhanced Portfolio
325,791,565	5.273%		$325,791,565

TOTAL INVESTMENTS — 103.9%			$8,825,217,954

LIABILITIES IN EXCESS OF OTHER ASSETS — (3.9)%			(329,771,393)

NET ASSETS — 100.0%			$8,495,446,561

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) All or a portion of security is on loan.

(b) Represents an affiliated issuer.

(c) Joint repurchase agreement was entered into on May 31, 2007. Additional information appears in the Notes to the Schedule of Investments section.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com

GOLDMAN SACHS MID CAP VALUE FUND

Schedule of Investments (continued)

May 31, 2007 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At May 31, 2007, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$7,248,890,572

Gross unrealized gain	1,634,949,698
Gross unrealized loss	(58,622,316)

Net unrealized security gain	$1,576,327,382

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS SMALL CAP VALUE FUND

Schedule of Investments

May 31, 2007 (Unaudited)

Shares	Description	Value
Common Stocks — 97.1%
Aerospace & Defense — 0.9%
241,621	AAR Corp.*	$7,852,682
377,147	EDO Corp.(b)	12,660,825

		20,513,507

Air Freight & Logistics — 0.4%
232,998	Forward Air Corp.	7,924,262

Airlines — 0.4%
684,944	AirTran Holdings, Inc.*(a)	8,486,456

Auto Components — 1.6%
206,271	Asbury Automotive Group, Inc.	5,627,073
88,457	Lithia Motors, Inc.	2,377,724
868,116	Tanneco, Inc.*	28,309,263

		36,314,060

Biotechnology — 0.9%
1,305,562	Medarex, Inc.*(a)	20,875,936

Building Products — 4.5%
299,120	Beazer Homes USA, Inc.	10,699,523
227,678	Builders FirstSource, Inc.*	3,795,392
540,052	Goodman Global, Inc.*(a)	11,837,940
505,454	Hovnanian Enterprises, Inc.*(a)	12,767,768
328,456	Ryland Group, Inc.(a)	15,174,667
46,866	Trex Co., Inc.*(a)	937,320
430,648	Universal Forest Products, Inc.	20,705,556
388,720	Watsco, Inc.(a)	24,570,991

		100,489,157

Capital Markets — 1.3%
549,314	Highland Distressed Opportunities, Inc.	7,943,080
386,331	Knight Capital Group, Inc.*	6,687,390
619,621	PennantPark Investment Corp.*	9,281,923
291,256	Technology Investment Capital Corp.	5,015,428

		28,927,821

Chemicals — 3.8%
173,570	Albemarle Corp.	7,053,885
157,127	American Vanguard Corp.(a)	2,166,781
513,288	H.B. Fuller Co.	13,987,098
358,773	KMG Chemicals, Inc.	5,004,883
392,628	Minerals Technologies, Inc.	24,975,067
212,846	Penford Corp.	4,063,230
542,408	PolyOne Corp.*	3,867,369
843,034	UAP Holding Corp.	24,835,782

		85,954,095

Commercial Banks — 10.7%
317,338	Alabama National Bancorp	19,928,826
211,889	Alliance Bankshares Corp.*	3,023,656

Shares	Description	Value
Common Stocks — (continued)
Commercial Banks — (continued)
228,942	Bank of the Ozarks, Inc.(a)	$ 6,575,214
734,257	Cardinal Financial Corp.	7,203,061
379,868	Central Pacific Financial Corp.	12,888,921
300,497	Chittenden Corp.	8,762,493
187,404	Citizens Banking Corp.	3,568,172
581,441	CoBiz, Inc.	10,750,844
336,972	Columbia Banking System, Inc.	10,223,731
451,042	P.N.B. Corp.(a)	7,536,912
250,111	First Financial Bankshares, Inc.(a)	10,139,500
717,740	Glacier Bancorp, Inc.	15,359,636
297,540	IBERIABANK Corp.	15,213,220
99,258	Irwin Financial Corp.	1,578,202
312,110	Midwest Banc Holdings, Inc.(e)	5,009,366
451,848	Millennium Bankshares Corp.(b)	4,102,780
216,553	Nexity Financial Corp.*	2,468,704
527,798	Prosperity Bancshares, Inc.	18,282,923
765,379	Signature Bank*	25,448,852
251,688	Southcoast Financial Corp.*(a)	5,109,260
218,843	Sterling Bancorp	3,508,053
114,152	Sterling Financial Corp	3,451,957
159,020	Summit State Bank	1,784,204
679,501	The Bancorp. Inc.*	14,582,091
524,927	United Community Banks, Inc.	15,952,532
212,926	West Coast Bancorp	6,573,026

		239,026,136

Commercial Services & Supplies — 2.8%
922,231	Comfort Systems USA, Inc.	12,911,234
286,721	G&K Services, Inc.	10,915,469
285,424	Resources Connection, Inc.*	9,207,778
255,321	School Specialty, Inc.*(a)	8,920,916
678,320	Waste Connections, Inc.*	20,905,822

		62,861,219

Communications Equipment — 1.8%
510,840	Andrew Corp.*	6,758,413
485,829	Foundry Networks, Inc.*	7,812,131
370,741	Plantronics, Inc.	9,009,006
1,173,016	Tekelec*(a)	17,595,240

		41,174,790

Computers & Peripherals — 2.4%
779,183	Electronics for Imaging, Inc.*	22,214,507
1,011,068	Ismulex Corp.*(a)	22,435,599
401,248	Intermec, Inc.*(a)	9,870,701

		54,520,807

Construction & Engineering — 0.1%
622,872	Modtech Holdings, Inc.*	1,712,898

GOLDMAN SACHS SMALL CAP VALUE FUND

Schedule of Investments (continued)

May 31, 2007 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Containers & Packaging — 0.4%
1,631,509	Carawstar Industries, Inc.*(b)	$ 9,674,848

Diversified Consumer Services — 0.7%
111,142	Bright Horizons Family Solutions, Inc.*	4,705,752
121,398	DeVry, Inc.	4,078,973
60,181	ITT Educational Services, Inc.*	6,811,887

		15,596,612

Diversified Financial Services — 1.1%
423,971	Compass Diversified Trust	7,360,137
613,974	Financial Federal Corp.(a)	16,693,953

		24,054,090

Diversified Telecommunication Services — 0.3%
514,679	Premiere Global Services, Inc.(a)	6,520,983

Electric Utilities — 3.9%
553,208	Cleco Corp.	14,925,552
1,428,572	El Paso Electric Co.*	38,871,444
49,794	ITC Holdings Corp.	2,161,060
66,693	MGE Energy, Inc.	2,262,226
348,076	Sierra Pacific Resources*	6,599,521
84,174	The Empire District Electric Co(a)	1,985,665
140,620	Unisource Energy Corp.	5,136,848
544,017	Westar Energy, Inc.	14,421,891

		86,364,207

Electrical Equipment — 1.4%
210,103	Belden CDT, Inc.	12,030,498
75,444	Franklin Electric Co., Inc.(a)	3,556,430
1,056,587	GrafTech International Ltd.*	16,355,967

		31,942,895

Electronic Equipment & Instruments — 2.3%
209,080	Anixter International, Inc.*(a)	15,442,649
567,357	Insight Enterprises, Inc.*	12,572,631
159,378	MTS Systems Corp.	6,998,288
614,170	PorkinElmer, Inc.	16,281,647

		51,295,215

Energy Equipment & Services — 1.8%
594,040	Oil States International, Inc.*	23,125,977
283,402	W-H Energy Services, Inc.*	18,081,048

		41,207,025

Food & Staples Retailing — 1.5%
897,239	Cusey’s General Stores, Inc.	24,234,426

Shares	Description	Value
Common Stocks — (continued)
Food & Staples Retailing — (continued)
206,646	Nash Finch Co.(a)	$ 9,722,694

		33,957,120

Gas Utilities — 1.7%
157,191	Northwest Natural Gas Co.	7,832,828
122,350	Piedmont Natural Gas Co., Inc.(a)	3,247,169
411,520	South Jersey Industries, Inc.	15,995,782
296,732	Southwest Gas Corp.	11,323,293

		38,399,072

Health Care Equipment & Supplies — 2.2%
867,875	American Medical Systems Holdings, Inc.*(a)	16,281,335
1,192,000	Cardiac Science Corp*(b)	12,527,920
185,730	Edwards Lifesciences Corp.*	9,323,646
781,919	Symmetry Medical, Inc.*	11,986,818

		50,119,719

Health Care Providers & Services — 2.1%
374,234	Amedisys, Inc.*	13,958,928
597,470	Owens & Minor, Inc.(a)	21,210,185
445,995	Providence Service Corp.*(a)	12,028,485

		47,197,598

Hotels, Restaurants & Leisure — 2.8%
274,315	Boyd Gaming Corp	13,726,723
263,257	California Pizza Kitchen, Inc.*	9,653,634
410,630	CEC Entertainment, Inc.*	15,899,593
208,164	Isle of Capri Casinos, Inc.*(a)	5,145,814
487,821	RARE Hospitality International, Inc.*	14,166,322
210,458	The Steak N Shake Co.*	3,198,962

		61,791,048

Insurance — 4.4%
1,361,361	American Equity Investment Life Holding Co.	16,322,718
350,058	Aspen Insurance Holdings Ltd.	9,493,573
320,491	Donegal Group, Inc.	4,893,898
339,545	National Atlantic Holdings Corp.*	4,461,621
226,473	Navigators Group, Inc.*	11,212,678
383,813	ProAssurance Corp.*	21,693,111
559,213	ProCentury Corp.(b)	10,647,416
232,712	RLI Corp.	13,369,304
132,040	StunCorp Financial Group, Inc.(b)	6,715,554

		98,809,873

GOLDMAN SACHS SMALL CAP VALUE FUND

Schedule of Investments (continued)

May 31, 2007 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
IT Services — 1.4%
336,044	eFunds Corp.*	$ 11,361,648
204,660	Hewitt Associates, Inc.*	6,143,893
193,530	MAXIMUS, Inc.	8,364,367
476,075	The BISYS Group, Inc.*	5,593,881

		31,463,789

Leisure Equipment & Products — 0.3%
461,857	K2, Inc.*	7,047,938

Machinery — 3.7%
273,056	Actuant Corp.	15,190,105
715,729	Commercial Vehicle Group, Inc.*	13,877,985
456,050	Mueller Industries, Inc.	15,957,190
163,852	RBC Bearings, Inc.*	6,324,687
165,723	Tennant Co	5,389,312
1,832,074	Wahash National Corp.(a)(b)	26.803,243

		83,542,522

Media — 0.8%
662,525	RCN Corp.*	18,650,079

Metals & Mining — 1.8%
137,668	Chaparral Steel Co.	10,077,298
615,624	Commercial Metals Co.	21,639,183
271,607	Olympic Steel, Inc.(a)	9,112,415

		40,828,896

Multi-Utilities — 0.2%
47,210	CH Energy Group, Inc.	2,235,865
73,385	Vectren Corp.(a)	2,125,230

		4,361,095

Multiline Retail — 0.7%
473,382	Big Lots, Inc.*(a)	14,916,267

Oil, Gas & Consumable Fuels — 3.0%
756,402	Parallel Petroleum Corp.*(a)	17,442,630
616,341	Range Resources Corp.	23,877,050
511,821	Williams Partners LP	24,935,919

		66,255,599

Personal Products — 1.9%
670,921	Elizabeth Arden, Inc.*	15,712,970
1,322,831	Playtex Products, Inc.*	19,710,182
529,166	Prestige Brands Holdings, Inc.*	6,958,533

		42,381,685

Real Estate Investment Trusts — 9.1%
388,686	Acadia Realty Trust	11,042,569
406,234	American Campus Communities, Inc.	11,951,404
499,889	BioMed Realty Trust, Inc.	14,026,885
591,160	Brandywine Realty Trust	18,804,800
295,144	Cogdell Spencer, Inc.	6,268,859
311,799	Digital Realty Trust, Inc.	12,659,039

Shares	Description	Value
Common Stocks — (continued)
Real Estate Investment Trusts — (continued)
246,425	Entertainment Properties Trust	$ 14,551,396
173,679	LaSalle Hotel Properties	8,267,120
894,804	Lexington Corporate Properties Trust(a)	18,611,923
1,840,847	MFA Mortgage Investments, Inc.	13,843,170
699,268	National Retail Properties, Inc.(a)	16,957,249
1,019,145	Omega Healthcare Investors, Inc.	17,539,486
511,097	Parkway Properties, Inc.	26,500,380
717,489	U-Store-It Trust	13,151,573

		204,175,853

Road & Rail — 0.4%
566,005	Heartland Express, Inc.(a)	9,491,904

Semiconductors & Semiconductor Equipment — 3.5%
693,543	AMIS Holdings, Inc.*	8,863,480
301,348	ATMI, Inc.*	9,206,181
350,501	Brooks Automation, Inc.*	6,200,363
655,214	Lintegris, Inc.*	7,534,961
149,789	FormFactor, Inc.*	5,958,606
1,115,316	Integrated Device Technology, Inc.*	16,740,893
437,510	Semtech Corp.*	7,284,542
346,804	Tessern Technologies, Inc.*	15,769,178

		77,558,204

Software — 4.2%
738,423	JDA Software Group, Inc.*	13,431,914
1,480,447	Lawson Software, Inc.*(a)	13,590,503
290,130	Macrovision Corp.*	8,109,134
153,126	MICROS Systems, Inc.*	8,496,962
260,415	MSC Software Corp.*	3,453,103
1,262,163	Parametic Technology Corp.*(a)	23,577,205
340,371	Progress Software Corp.*	11,184,591
345,108	Transaction Systems Architects, Inc.*	11,750,927

		93,594,339

Specialty Retail — 2.5%
438,504	Aaron Rents, Inc.(a)	12,576,295
598,609	Cache, Inc.*	9,978,812
1,029,090	Charming Shoppes, Inc.*	12,822,461
136,679	Christopher & Banks Corp.(a)	2,581,866
85,890	Guitar Center, Inc.*	4,606,281
194,979	Gymboree Corp.*	8,715,561
346,271	Hot Topic, Inc.*	3,836,683

		55,117,959

Textiles, Apparel & Luxury Goods — 1.5%
799,136	Fossil, Inc.*(a)	24,941,034

GOLDMAN SACHS SMALL CAP VALUE FUND

Schedule of Investments (continued)

May 31, 2007 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Textiles, Apparel & Luxury Goods — (continued)
325,882	K-Swiss, Inc.	$ 9,453,837

		34,394,871

Thrifts & Mortgage Finance — 2.4%
429,944	Accredited Home Lenders
	Holding Co.*(a)	6,014,916
201,602	Berkshire Hills Bancorp. Inc.(a)	6,630,690
774,136	Brookline Bancorp, Inc.	9,243,184
316,824	First Niagara Financial Group, Inc.	4,346,825
224,298	NewAlliance Bancshares, Inc.	3,615,684
808,982	PFF Bancorp, Inc.	24,277,550

		54,128,849

Trading Companies & Distributors — 1.1%
429,015	Applied Industrial Technologies, Inc.	12,552,979
220,059	NuCo2, Inc.*(a)	5,690,726
240,441	Williams Scotsman International, Inc.*(a)	5,520,525

		23,764,230

Wireless Telecommunication Services — 0.4%
946,524	Dobson Communications Corp.	10,061,550

TOTAL COMMON STOCKS		$2,177,447,078

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement(c) — 2.4%
Joint Repurchase Agreement Account II
$53,700,000	5.314%	06/01/07	$53,700,000
Maturity Value: $53,707,927

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL			$2,231,147,078

Shares	Interest Rate		Value
Securities Lending Collateral — 9.2%
Boston Global Investment Trust — Enhanced Portfolio
207,124,675	5.273%		$207,124,675

TOTAL INVESTMENTS — 108.7%			$2,438,271,753

LIABILITIES IN EXCESS OF OTHER ASSETS — (8.7)%			(194,346,428)

NET ASSETS — 100.0%			$2,243,925,325

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) All or a portion of security is on loan.

(b) Represents an affiliated issuer.

(c) Joint repurchase agreement was entered into on May 31, 2007. Additional information appears in the Notes to the Schedule of Investments section.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS SMALL CAP VALUE FUND

Schedule of Investments (continued)

May 31, 2007 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At May 31, 2007, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$1,998,714,240

Gross unrealized gain	481,055,249
Gross unrealized loss	(41,497,736)

Net unrealized security gain	$439,557,513

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS VALUE EQUITY FUNDS

Schedule of Investments (continued)

May 31, 2007 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

INVESTMENT VALUATION—Investments in equity securities and investment companies traded on a U.S. securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, such securities and investment companies are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services, broker/dealer-supplied valuations or matrix pricing systems. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share on the valuation date. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available or are deemed not to reflect market value by the investment adviser are valued at fair value using methods approved by the Trust’s Board of Trustees.

REPURCHASE AGREEMENTS—Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase these securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Funds, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Funds may be delayed or limited and there may be a decline in the value of the collateral during the period while the Funds seek to assert their rights. The underlying securities for all repurchase agreements are held in safekeeping at the Funds’ custodian or designated subcustodians under triparty repurchase agreements.

     Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Funds, together with other registered investment companies having management or investment advisory agreements with Goldman Sachs Asset Management, L.P. (“GSAM”), or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements.

At May 31, 2007, the Funds had undivided interests in the Joint Repurchase Agreement Account II, as follows:

Fund	Principal Amount

Large Cap Value	$69,900,000

Growth and Income	20,700,000

Mid Cap Value	94,700,000

Small Cap Value	53,700,000

	Principal	Interest	Maturity	Maturity
Counterparty	Amount	Rate	Date	Value

Banc of America Securities LLC	$1,500,000,000	5.32%	06/01/07	$1,500,221,667

Barclays Capital PLC	1,350,000,000	5.32	06/01/07	1,350,199,500

Citigroup Global Markets, Inc.	1,500,000,000	5.31	06/01/07	1,500,221,250

Credit Suisse Securities (USA)	500,000,000	5.31	06/01/07	500,073,750

Deutsche Bank Securities, Inc.	1,000,000,000	5.31	06/01/07	1,000,147,500

Greenwich Capital Markets	500,000,000	5.32	06/01/07	500,073,889

Merrill Lynch	750,000,000	5.31	06/01/07	750,110,625

UBS Securities LLC	500,000,000	5.31	06/01/07	500,073,750

Wachovia Capital Markets	250,000,000	5.31	06/01/07	250,036,875

TOTAL	$7,850,000,000			$7,851,158,806

At May 31, 2007, the Joint Repurchase Agreement Account II was fully collateralized by Federal Home Loan Mortgage Association, 0.000% to 11.000%, due 02/01/08 to 06/01/37; Federal National Mortgage Association, 0.000% to 10.500%, due 06/01/07 to 05/01/47 and Government National Mortgage Association, 4.500% to 9.000%, due 10/15/09 to 05/15/37. The aggregate market value of the collateral, including accrued interest, was $8,032,004,959.

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ KAYSIE P. UNIACKE, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date: September 5, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ KAYSIE P. UNIACKE, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date: September 5, 2007

By (Signature and Title)*	JOHN M. PERLOWSKI, TREASURER/PRINCIPAL FINANCIAL OFFICER

Date: September 5, 2007

* Print the name and title of each signing officer under his or her signature.